Wilmington U.S. Government Money Market Fund
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Wilmington U.S. Government Money Market Fund	Service Class	Select Class	Administrative Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none	none	none
Redemption Fee	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Wilmington U.S. Government Money Market Fund		Service Class	Select Class	Administrative Class	Institutional Class
Management Fee	[1]	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.25%	none
Other Expenses		0.33%	0.33%	0.33%	0.08%
Total Annual Fund Operating Expenses		0.83%	0.58%	0.83%	0.33%
Fee Waivers and/or Expense Reimbursements	[2]	(0.06%)	(0.21%)	(0.21%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.77%	0.37%	0.62%	0.27%
[1]	Management fee has been restated to reflect current fees.
[2]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Service, Select, Administrative and Institutional Class Shares will not exceed 0.77%, 0.37%, 0.62% and 0.27%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2018, or with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - Wilmington U.S. Government Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Service Class	79	259	455	1,020
Select Class	38	165	303	706
Administrative Class	63	244	440	1,006
Institutional Class	28	100	179	412

Principal Investment Strategies of the Fund
The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. While the Board of Trustees may elect to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
Principal Risks of Investing in the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the Fund, and you should not expect that the investment advisor will provide financial support to the Fund at any time.

The primary factors that may reduce the Fund’s returns include:
  Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
  Investments in Other Money Market Mutual Funds Risk. To the extent that the Fund invests in shares of other money market mutual funds, its performance is directly tied to the performance of such other funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses. Any such other money market mutual fund will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.
  Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.
  U.S. Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

Performance Information
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Service Class (formerly Class A) Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. Government and Agency Retail Average and the iMoneyNet, Inc. Government and Agency Institutional Average. Updated performance information is available at www.wilmingtonfunds.com.

Effective January 20, 2012, Class A Shares were redesignated Service Class Shares, Class I Shares were redesignated Select Class Shares, and Class I2 Shares were redesignated Administrative Class Shares. Performance for Service Class, Select Class and Administrative Class Shares prior to redesignation is based on the previous performance of Class A shares, Class I Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect differences in expenses prior to the redesignation of the classes. Administrative Class Shares are subject to a shareholder services fee up to 0.25% of the Fund’s average daily net assets. Institutional Class Shares commenced operations on March 12, 2012.
Annual Total Returns – Service Class Shares Performance Over 10 Years

Best Quarter 1.13% 3/31/07 Worst Quarter 0.00% 12/31/2016
The Fund's Service Class Shares total return for the six-month period from January 1, 2017 to June 30, 2017 was 0.02%.
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - Wilmington U.S. Government Money Market Fund	1 Year	5 Years	10 Years	Life of Fund	[1]	Inception Date
Service Class Shares	0.01%	0.01%	0.66%
Select Class Shares	0.07%	0.02%	0.72%
Administrative Class Shares	0.04%	0.02%	0.69%
Institutional Class Shares	0.08%			0.02%		Mar. 12, 2012
iMoneyNet, Inc. Government and Agency Retail Average (reflects no deduction for taxes)	0.02%	0.01%	0.69%
iMoneyNet, Inc. Government and Agency Institutional Average (reflects no deduction for taxes)	0.14%	0.05%	0.76%
[1]	The total return shown for the Institutional Class Shares is for the period beginning March 12, 2012 (commencement of operations). The total returns for same corresponding period for the iMoneyNet Inc. Government and Agency Retail Average and iMoneyNet Inc. Government and Agency Institutional Average were 0.01% and 0.04%, respectively.

You may go to www.wilmingtonfunds.com or call the Fund at 1-800-836-2211 for the current 7-Day Net Yield.